Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

7. Leases

The Company has operating leases for office facilities. These operating leases expire at various dates through 2026 with options to renew at the Company’s discretion. The Company does not currently plan to exercise renewal options.

The components of lease expense for the year ended December 31, 2021 were as follows:

(In thousands)	Classification	2021	2020
Operating fixed lease cost	Selling, general and administrative expenses	$1,596	$2,127
Operating variable lease cost	Selling, general and administrative expenses	164	238
Total lease cost		$1,760	$2,365

Lease expense for the year ended December 31, 2021 contained a nominal amount of expense related to short-term leases and 2020 contained $0.4 million of expense related to short-term leases. Variable lease expense for both years includes excess common area maintenance, electricity, and taxes.

7. Leases (continued)

Other information related to leases was as follows:

(In thousands)	2021	2020
Supplemental cash flow
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$1,467	$2,496
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,305	$4,096
Weighted average remaining lease term (years):
Operating leases	2.54	2.24
Weighted average discount rate:
Operating leases	6.50%	6.50%

Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

(In thousands)	Operating Leases
2022	$1,242
2023	674
2024	599
2025	138
2026	12
Thereafter	—
Total future minimum lease payments	2,665
Less imputed interest	(223)
Total	$2,442
Reported as of December 31, 2021:
Accrued expenses and other liabilities	$1,120
Operating lease liabilities	1,322
Total	$2,442

The Company subleases two of its office facilities to third parties under the same terms and conditions as the original lease agreements and has elected the practical expedient to combine lease and non-lease components as a single lease component under ASC Topic 842 guidance.

For the years ended December 31, 2021 and 2020, the Company wrote-off sublease receivables totaling $0.2 million and $0.3 million, respectively, against sublease income due to the Subtenants inability to pay.

Sublease income for the year ended December 31, 2021 was as follows:

(In thousands)	2021	2020
Sublease income
Fixed	$682	$709
Variable	3	5
Total sublease income	$685	$714

7. Leases (continued)

The undiscounted cash flows for contractual subleases as of December 31, 2021 were as follows (in thousands):

2022	$824
2023	130
2024	134
2025	138
2026	12
Thereafter	—
Total	$1,238